SEMI-ANNUAL
                             FINANCIAL REPORT

                        STI CLASSIC VARIABLE TRUST
                       [graphic of columns omitted]

                               JUNE 30, 1997

                 [STI Classic Variable Trust logo omitted]

Dear STI Classic Variable Trust Shareholders:

The following 1997 Semi-Annual Financial Report provides you a detailed summary of each of the STI Classic Variable Trust Funds. The STI Classic Funds and the STI Classic Variable Trust have presented investors exposure to a variety of investment opportunities since 1992. The five STI Classic Variable Trust Funds were developed specifically to meet the rapidly changing needs of today's investor. Each of these funds offers an investment discipline that identifies a specific mix of risk and return. Together, the STI Classic Variable Trust Funds complement one another, providing access to different segments of the stock and bond markets. The combination of these funds is intended to offer the ideal investment program for almost any investor.

--------------------------------------------------------------------------------
                  STI CLASSIC VARIABLE TRUST FUNDS (UNAUDITED)
                   NET OF FEES PERFORMANCE AS OF JUNE 30, 1997
--------------------------------------------------------------------------------
                                                    SINCE INCEPTION  INCEPTION
                                SIX MONTHS  ONE YEAR  (ANNUALIZED)      DATE
--------------------------------------------------------------------------------
 STI CLASSIC VARIABLE TRUST
 INTERNATIONAL EQUITY FUND        17.13%       N/A         31.22%     11/7/96
--------------------------------------------------------------------------------
 STI CLASSIC VARIABLE TRUST
 MID CAP EQUITY FUND               8.18%      18.11%       15.99%     10/2/95
--------------------------------------------------------------------------------
 STI CLASSIC VARIABLE TRUST
 CAPITAL GROWTH FUND              21.87%      35.43%       31.51%     10/2/95
--------------------------------------------------------------------------------
 STI CLASSIC VARIABLE TRUST
 VALUE INCOME STOCK FUND          15.81%      26.40%       24.91%     10/2/95
--------------------------------------------------------------------------------
 STI CLASSIC VARIABLE TRUST
 INVESTMENT GRADE BOND FUND        2.64%       6.80%        4.98%     10/2/95
--------------------------------------------------------------------------------
             PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RETURNS.


The STI Classic Variable Trust is a well-established family of mutual funds, nationally recognized for the diversity and quality of investment options that they provide. As the advisor to the STI Classic Variable Trust, STI Capital Management is committed to providing you quality investment products which will aid you in achieving your investment objectives.

I hope you will find the information on the following pages useful. It is intended to give you a better understanding of how our portfolio managers are investing your money. Thank you for your interest and participation in the STI Classic Variable Trust. We look forward to many successful years of investing in the future.
                  Sincerely,

                  /S/SIGNATURE

                  Anthony R. Gray
                  Chief Executive Officer and Chief Investment Officer STI Capital Management, N.A.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997


VALUE INCOME STOCK FUND
-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
COMMON STOCK (90.3%)
BASIC MATERIALS (13.3%)
   Consolidated Papers                  6,600       $  356
   Cyprus AMAX Minerals                21,700          532
   Eastman Chemical                     3,300          210
   Ethyl                               40,300          373
   Georgia Pacific                      7,100          606
   Hercules                            16,700          799
   Imperial Chemical Industries         6,800          387
   International Flavors & Fragrances  13,400          677
   International Paper                 15,200          738
   Nalco Chemical                      11,100          429
   Olin                                15,000          586
   Reynolds Metals                      6,300          449
   Union Camp                           9,500          475
   Witco Chemical                      14,500          550
                                                    ------
                                                     7,167
                                                    ------
CAPITAL GOODS (14.3%)
   AMP                                 26,200        1,094
   Cooper Industries                    9,400          468
   Federal Signal                      16,300          410
   Foster Wheeler                      13,800          559
   General Signal                      14,700          641
   National Service Industries          8,400          409
   Pall                                29,100          677
   Rockwell International               9,300          549
   Tenneco                             21,900          990
   Thomas & Betts                       9,800          515
   Tomkins                             20,600          368
   Trinity Industries                   9,100          289
   Waste Management                    22,000          707
                                                    ------
                                                     7,676
                                                    ------
COMMUNICATIONS SERVICES (7.0%)
   Alltel                              20,000          669
   BellSouth                           11,500          533
   Frontier                            27,600          550
   GTE                                 25,800        1,132
   Southern New England
     Telecommunications                16,300          634
   Sprint                               5,300          279
                                                    ------
                                                     3,797
                                                    ------

-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
CONSUMER CYCLICALS (13.7%)
   American Greetings, Cl A            14,200       $  527
   Dana                                15,100          574
   Echlin                              16,600          598
   H & R Block                         14,500          468
   ITT Industries                      36,300          935
   J.C. Penney                         22,400        1,169
   Masco                               12,700          530
   May Department Stores               15,000          709
   Maytag                              11,100          290
   McGraw-Hill                          9,200          541
   Mercantile Stores                    7,600          478
   Reader's Digest, Cl A                5,600          161
   Shaw Industries                     37,900          403
                                                    ------
                                                     7,383
                                                    ------
CONSUMER STAPLES (11.3%)
   Anheuser Busch                      12,900          541
   Cadbury Schweppes ADR               13,700          502
   CPC International                    8,700          803
   Deluxe                               7,300          249
   Food Lion, Cl A                     50,100          358
   Kelly Services, Cl A                 8,200          257
   Kimberly-Clark                      11,300          562
   McCormick                           17,400          439
   R.R. Donnelley & Sons               16,900          619
   Rubbermaid                          22,200          660
   UST                                 19,200          533
   Whitman                             21,900          554
                                                    ------
                                                     6,077
                                                    ------
ENERGY (7.6%)
   Amoco                                8,300          722
   Chevron                             10,600          784
   Dresser Industries                  14,700          548
   Kerr-McGee                          10,800          684
   Mobil                               10,200          713
   Phillips Petroleum                  14,400          630
                                                    ------
                                                     4,081
                                                    ------

================================================================================
                                                                       UNAUDITED



-------------------------------------------------------------

                                         SHARES   VALUE (000)
-------------------------------------------------------------
FINANCIALS (8.0%)
   American Financial Group            13,300      $   564
   American General                    12,000          573
   AmSouth Bancorp                      6,600          250
   Central Fidelity Banks               8,150          289
   Crestar Financial                    7,100          276
   First American Bank                  5,400          247
   First American of Tennessee          7,300          280
   Hibernia, Cl A                      18,500          258
   Magna Group                          7,700          268
   Mercantile Bancorp                   4,200          255
   Signet Banking                       7,300          263
   Summit Bancorp                       5,170          259
   TIG Holdings                        17,500          547
                                                   -------
                                                     4,329
                                                   -------
HEALTH CARE (5.8%)
   American Home Products               9,800          750
   Baxter International                14,100          737
   C.R. Bard                           14,800          537
   Pharmacia Upjohn ADR                31,800        1,105
                                                   -------
                                                     3,129
                                                   -------
TECHNOLOGY (1.0%)
   Eastman Kodak                        7,300          560
                                                   -------
TRANSPORTATION (1.8%)
   KLM  Royal Dutch Air                18,700          577
   Illinois Central                    10,800          377
                                                   -------
                                                       954
                                                   -------
UTILITIES (6.5%)
   Central & South West                12,900          274
   Duke Power                          11,500          551
   Enron                               22,800          930
   Pacificorp                          25,000          550
   Questar                             12,900          521
   Southern                            31,700          693
                                                   -------
                                                     3,519
                                                   -------
TOTAL COMMON STOCK
     (Cost $43,936)                                 48,672
                                                   -------

--------------------------------------------------------------
                                          FACE
                                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (9.4%)
   Morgan Stanley
     6.05%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $5,100,931 (collateralized
     by various FNMA obligations,
     total par value $5,135,000,
     7.146%-7.800%, 12/01/24-
     08/25/26: total market
     value $5,212,014)                 $5,100      $ 5,100
                                                   -------
Total Repurchase Agreement
     (Cost $5,100)                                   5,100
                                                   -------
Total Investments (99.7%)
     (Cost $49,036)                                 53,772
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.3%)               149
                                                   -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 3,792,141
     outstanding shares of
     beneficial interest                            45,471
   Accumulated net realized gain
     on investments                                  3,716
   Net unrealized appreciation
     on investments                                  4,736
   Overdistribution of net investment income            (2)
                                                   -------
Total Net Assets (100.0%)                          $53,921
                                                   =======
Net Asset Value, Offering Price and
   Redemption Price Per Share                       $14.22
                                                   =======
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
*NON-INCOME PRODUCING SECURITY


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997


MID-CAP EQUITY FUND
-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
COMMON STOCK (92.3%)
BASIC MATERIALS (3.3%)
   IMC Fertilizer Group                 8,600       $  301
   Potash of Saskatchewan               4,200          315
                                                    ------
                                                       616
                                                    ------
CAPITAL GOODS (13.9%)
   Fisher Scientific International      5,200          247
   Foster Wheeler                       3,400          138
   Hubbell, Cl B                        3,800          167
   Philip Services*                    24,100          383
   Solectron*                           6,400          448
   Sundstrand                           4,000          223
   U.S. Filter*                        17,300          471
   United Waste Systems*                6,300          258
   York International                   4,800          221
                                                    ------
                                                     2,556
                                                    ------
CONSUMER CYCLICALS (19.4%)
   Bed Bath and Beyond*                 8,000          243
   Boston Chicken*                     21,000          294
   Cracker Barrel Old Country Stores   10,800          286
   Dollar General                      10,537          395
   Harley-Davidson                      7,700          369
   International Speedway               9,900          194
   Men's Wearhouse*                     1,500           47
   Nine West Group*                     6,500          248
   Ralph Lauren*                        6,600          181
   Saks Holdings*                      13,500          337
   Stanley Works                        4,100          164
   Staples*                            19,600          456
   West Marine*                        13,700          353
                                                    ------
                                                     3,567
                                                    ------
CONSUMER STAPLES (6.1%)
   Dial                                18,000          281
   Hannaford Brothers                   8,200          292
   JP Foodservice*                      8,600          247
   Nabisco Holdings, Cl A               7,500          299
                                                    ------
                                                     1,119
                                                    ------

-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
ENERGY (6.0%)
   Anadarko Petroleum                   4,400       $  264
   Santa Fe International               5,600          190
   Tosco                                7,100          213
   Western Atlas*                       6,000          440
                                                    ------
                                                     1,107
                                                    ------
FINANCIALS (13.5%)
   Crestar Financial                    9,200          358
   First Security                       8,625          236
   First Virginia Banks                 2,600          157
   Hartford Life, Cl A*                 5,100          191
   North Fork Bancorporation            7,200          154
   PMI Group                            3,100          193
   Regions Financial                    7,200          228
   SouthTrust                           2,900          120
   Summit Bancorp                       6,000          301
   Trustmark                           11,300          316
   Union Planters                       4,500          233
                                                    ------
                                                     2,487
                                                    ------
HEALTH CARE (12.0%)
   Allergan                             5,050          161
   Biogen*                             11,300          383
   DePuy*                               8,000          184
   McKesson                             4,300          333
   Medpartners*                        12,100          262
   Pacificare Health Systems, Cl B*     4,600          294
   Teva Pharmaceuticals ADR             3,300          214
   Watson Pharmaceuticals*              8,700          368
                                                    ------
                                                     2,199
                                                    ------

================================================================================
                                                                       UNAUDITED



---------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
TECHNOLOGY (15.5%)
   ADC Telecommunications*             10,700      $   357
   Analog Devices*                     16,733          444
   Atmel*                               8,300          232
   Ceridian*                            7,500          317
   Flextronics International*          15,900          429
   Micron Electronics*                 12,500          223
   Network General*                    16,300          242
   Sawtek                               1,000           33
   Teradyne*                           14,700          577
                                                   -------
                                                     2,854
                                                   -------
TRANSPORTATION (1.1%)
   ASA Holdings                         6,800          195
                                                   -------
UTILITIES (1.5%)
   Wisconsin Energy                    11,200          277
                                                   -------
Total Common Stock
     (Cost $15,536)                                 16,977
                                                   -------
REPURCHASE AGREEMENT (7.8%)
   Morgan Stanley
     5.70%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $1,442,386 (collateralized
     by U.S. Treasury Note, par
     value $1,475,000, 6.25%,
     06/30/98: market
     value $1,482,091)                 $1,442        1,442
                                                   -------
Total Repurchase Agreement
     (Cost $1,442)                                   1,442
                                                   -------
Total Investments (100.1%)
     (Cost $16,978)                                 18,419
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (-0.1%)              (23)
                                                   -------

---------------------------------------------------------------

                                                  VALUE (000)
---------------------------------------------------------------
 NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 1,435,214
     outstanding shares of
     beneficial interest                           $15,600
   Accumulated net realized gain
     on investments                                  1,356
   Net unrealized appreciation
     on investments                                  1,441
   Overdistribution of net investment income            (1)
                                                   -------
Total Net Assets (100.0%)                          $18,396
                                                   =======
Net Asset Value, Offering Price and
   Redemption Price Per Share                       $12.82
                                                   =======
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
*NON-INCOME PRODUCING SECURITY

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997


CAPITAL GROWTH FUND
-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
COMMON STOCK (88.4%)
BASIC MATERIALS (4.1%)
   Aluminum Company of America          4,400       $  332
   Hercules                            10,200          488
   Monsanto                            11,600          500
   Morton International*                4,300          130
   Potash of Saskatchewan               1,600          120
   Praxair                              3,500          196
   W.R. Grace*                          1,600           88
                                                    ------
                                                     1,854
                                                    ------
CAPITAL GOODS (13.7%)
   Allied Signal                       11,600          974
   Crown Cork & Seal                    5,000          267
   Deere                                3,800          209
   Emerson Electric                     9,200          507
   Fluor                                2,100          116
   General Electric                    17,600        1,151
   General Signal                       8,100          353
   Keystone International               7,000          243
   Lockheed Martin                      2,700          280
   McDonnell Douglas                    2,700          185
   Molten Metal Technology*             5,600           28
   Rockwell International               5,200          307
   Thomas & Betts                       4,806          253
   Tyco International                   8,600          598
   United Technologies                  5,600          465
   USA Waste Services*                  3,200          124
   Wheelabrator Technologies            9,400          145
                                                    ------
                                                     6,205
                                                    ------

-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------

COMMUNICATION SERVICES (1.1%)
   Airtouch Communications*             1,700       $   47
   BellSouth                            4,000          185
   Ericsson Telephone ADR               2,700          106
   GTE                                  4,100          180
                                                    ------
                                                       518
                                                    ------
CONSUMER CYCLICALS (10.5%)
   American Standard*                   7,500          336
   Borders Group*                       6,000          145
   Carnival                            11,600          478
   Costco *                             5,900          194
   CUC International*                  12,900          333
   Federated Department Stores*         7,300          254
   Gannett                              2,800          276
   Hasbro                              10,000          284
   Home Depot                           7,900          545
   Intimate Brands                      4,100           86
   Lear*                                3,800          169
   Marriott                             2,900          178
   Mattel                               5,000          169
   McGraw-Hill                          5,000          294
   Office Depot*                        9,700          189
   Rite Aid                             4,000          200
   Staples*                             7,000          163
   TJX                                  6,000          158
   Tribune                              6,000          288
                                                    ------
                                                     4,739
                                                    ------

================================================================================
                                                                       UNAUDITED



-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
CONSUMER STAPLES (13.1%)
   American Stores                      3,400       $  168
   Avon Products                       11,200          790
   Colgate-Palmolive                    4,000          261
   CPC International                    1,000           92
   CVS                                  6,700          343
   Dial                                 6,100           95
   Fort Howard*                         4,200          213
   Gillette                             7,992          757
   Kimberly Clark                       1,600           80
   Nabisco Holdings, Cl A               5,500          219
   Philip Morris                       17,300          768
   Ralston Purina Group                 2,900          238
   RJR Nabisco                          5,800          191
   Safeway*                             8,400          387
   Sara Lee                             6,300          262
   Sysco                                2,900          106
   Unilever ADR                         1,200          257
   Viacom, Cl B*                        3,000           90
   Walt Disney                          4,719          379
   Wendy's International                8,000          207
                                                    ------
                                                     5,903
                                                    ------
ENERGY (6.6%)
   Amoco                                1,700          148
   British Petroleum ADR                4,000          299
   Dresser Industries                   5,000          186
   Halliburton                          4,400          349
   Kerr-McGee                           3,500          222
   Mobil                                8,800          615
   Royal Dutch Petroleum ADR           11,000          598
   Schlumberger                         2,900          362
   Union Pacific Resources Group        7,901          197
                                                    ------
                                                     2,976
                                                    ------

-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
FINANCIALS (12.8%)
   American International Group         1,900       $  284
   BankAmerica                          7,500          484
   Banc One                             9,560          463
   BB&T                                   800           36
   Chase Manhattan Bank                11,700        1,136
   Citicorp                             2,000          241
   Conseco                              5,000          185
   FHLMC                                9,700          333
   First Union                          3,500          324
   FNMA                                 5,100          222
   General Re                           1,800          328
   Great Western Financial              3,800          204
   Hartford Financial Services Group    4,400          364
   Nationsbank                          3,000          193
   Nationwide Financial Services*       8,000          213
   PMI Group                            6,000          374
   Travelers                            3,733          235
   U.S. Bancorp                           300           19
   Washington National                  4,700          134
                                                    ------
                                                     5,772
                                                    ------
HEALTHCARE (13.8%)
   Alza*                                  400           12
   American Home Products               5,900          451
   Amgen*                               3,500          203
   Baxter International                 6,300          329
   Boston Scientific*                   6,347          390
   Bristol-Myers Squibb                10,300          834
   Columbia/HCA Healthcare              8,900          350
   Eli Lilly                            3,400          372
   Healthsouth*                        19,890          496
   Johnson & Johnson                   14,050          904
   Medpartners*                        15,300          331

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997


CAPITAL GROWTH FUND -- CONCLUDED
-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------

HEALTHCARE (CONTINUED)
   Merck                                5,400       $  559
   Schering Plough                      6,500          311
   SmithKline Beecham                   4,100          376
   Tenet Healthcare*                    9,900          293
                                                    ------
                                                     6,211
                                                    ------
TECHNOLOGY (11.4%)
   Automatic Data Processing            2,300          108
   Cadence Design Systems*                400           13
   Ceridian*                            6,200          262
   Cisco Systems*                       7,000          470
   Eastman Kodak                        4,400          338
   First Data                          12,600          554
   Hewlett Packard                      2,000          112
   IBM                                  3,000          271
   Intel                                6,000          851
   Lucent Technologies                  3,193          230
   Microsoft*                           6,000          758
   Motorola                             1,300           99
   Oracle*                              4,300          217
   Scientific-Atlanta                   6,600          144
   Tandem Computers                     4,500           91
   Xerox                                8,200          647
                                                    ------
                                                     5,165
                                                    ------
TRANSPORTATION (0.8%)
   Burlington Northern Santa Fe         1,200          108
   Delta Air Lines                      1,500          123
   Union Pacific                        1,700          120
                                                    ------
                                                       351
                                                    ------

---------------------------------------------------------------
                                     SHARES/FACE
                                     AMOUNT (000)   VALUE (000)
---------------------------------------------------------------
UTILITIES (0.5%)
   Enron                                1,600      $    65
   Sonat                                3,500          179
                                                   -------
                                                       244
                                                   -------
Total Common Stock
     (Cost $34,917)                                 39,938
                                                   -------
PREFERRED STOCKS (1.3%)
FINANCIALS (0.5%)
   National Australia Bank,
     CV to 0.3273 Shares*               8,000          224
TECHNOLOGY (0.8%)
   Microsoft, Ser A,
     CV to 1 Share                      4,000          348
                                                   -------
Total Preferred Stocks
     (Cost $520)                                       572
                                                   -------
CONVERTIBLE BONDS (2.1%)
   Alza, CV to 12.987 Shares, (A)
      0.000%, 07/14/14                   $400          178
   Office Depot, CV to 29.2635 Shares, (A)
      0.000%, 12/11/07                    300          201
   USA Waste Services,
     CV to 22.9594 Shares,
     Callable 02/01/00 @ 101.6
     4.000%, 02/01/02                     200          215
   WMX Technologies,
     CV to 26.078 Shares
     2.000%, 01/24/05                     400          372
                                                   -------
Total Convertible Bonds
     (Cost $910)                                       966
                                                   -------

================================================================================
                                                                       UNAUDITED



--------------------------------------------------------------
                                         FACE
                                     AMOUNT (000)  VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (7.4%)
   Morgan Stanley
     6.05%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $3,324,828 (collateralized
     by various FNMA obligations,
     total par value $3,498,000,
     7.146%-8.004%, 12/01/24-
     10/01/32: total market
     value  $3,393,214)                $3,325      $ 3,325
                                                   -------
Total Repurchase Agreement
     (Cost $3,325)                                   3,325
                                                   -------
Total Investments (99.2%)
     (Cost $39,672)                                 44,801
                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.8%)               340
                                                   -------

-------------------------------------------------------------

                                                  VALUE (000)
-------------------------------------------------------------


NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 2,845,350
     outstanding shares of
     beneficial interest                           $35,359
   Accumulated net realized gain
     on investments                                  4,655
   Net unrealized appreciation
     on investments                                  5,129
   Overdistribution net investment income               (2)
                                                   -------
Total Net Assets (100.0%)                          $45,141
                                                   -------
Net Asset Value, Offering Price and
   Redemption Price Per Share                       $15.86
                                                   =======
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
CV -- CONVERTIBLE SECURITY
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATIONs
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
SER -- SERIES
*NON-INCOME PRODUCING SECURITY
(A)ZERO COUPON BOND

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997


INVESTMENT GRADE BOND FUND
-------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------
CORPORATE OBLIGATIONS (58.3%)
   American General Finance
     6.875%, 07/01/99                    $150         $151
   Aristar
     6.750%, 05/15/99                     500          503
   Associates of North America, MTN
     6.650%, 08/30/99                     100          100
   AT&T Capital, MTN
     6.920%, 04/29/99                     250          252
   Bear Stearns
     7.000%, 03/01/07                     300          295
   General Electric Capital
     6.660%, 05/01/18                     150          151
   General Motors Acceptance
     7.125%, 05/01/01                     300          303
   General Motors Acceptance, MTN
     6.750%, 11/04/04                     200          196
   Homeside Lending, MTN
     6.875%, 05/15/00                     250          250
   Ikon Capital, MTN
     6.730%, 06/15/01                     150          149
   International Lease Finance
     6.700%, 04/30/99                     300          302
   Lockheed Martin
     6.550%, 05/15/99                      50           50
   Morgan Stanley Group
     6.875%, 03/01/07                     200          197
   Philip Morris
     7.250%, 09/15/01                     300          302
     7.500%, 04/01/04                     150          152
   RHG Finance
     8.875%, 10/01/05                     200          218

-------------------------------------------------------------
                                         FACE
                                     AMOUNT (000) VALUE (000)
-------------------------------------------------------------
   Salomon
     6.500%, 03/01/00                  $  350       $  348
     6.750%, 02/15/03                     200          195
   Service  International
     7.375%, 04/15/04                     250          255
   Sunamerica
     6.200%, 10/31/99                     250          249
   US West Capital Funding
     7.300%, 01/15/07                     150          151
                                                    ------
Total Corporate Obligations
     (Cost $4,758)                                   4,769
                                                    ------
U.S. TREASURY OBLIGATIONS (24.1%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                     450          481
     8.125%, 08/15/19                   1,050        1,198
     6.625%, 02/15/27                     250          245
   U.S. Treasury Note
     6.500%, 05/31/02                      50           50
                                                    ------
Total U.S. Treasury Obligations
     (Cost $1,925)                                   1,974
                                                    ------
U.S. GOVERNMENT AGENCY (11.4%)
   FHLMC
     7.500%, 09/01/03                     274          280
   FNMA
     7.000%, 10/01/03                     650          652
                                                    ------
Total U.S. Government Agency
     (Cost $936)                                       932
                                                    ------

================================================================================
                                                                       UNAUDITED



--------------------------------------------------------------
                                          FACE
                                      AMOUNT (000) VALUE (000)
--------------------------------------------------------------
REPURCHASE AGREEMENT (5.4%)
   Lehman Brothers
     5.38%, dated 06/30/97,
     matures 07/01/97, repurchase
     price $443,830 (collateralized
     by U.S. Treasury Note, par
     value $431,660, 7.00%,
     07/15/06: market
     value $459,808)                     $444       $  444
                                                    ------
Total Repurchase Agreement
     (Cost $444)                                       444
                                                    ------
Total Investments (99.2%)
     (Cost $8,063)                                   8,119
                                                    ------
OTHER ASSETS AND LIABILITIES, NET (0.8%)                67
                                                    ------

-------------------------------------------------------------

                                                  VALUE (000)
-------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par
     value) based on 827,761
     outstanding shares of
     beneficial interest                            $8,204
   Accumulated net realized loss
     on investments                                    (74)
   Net unrealized appreciation
     on investments                                     56
                                                    ------
Total Net Assets (100.0%)                           $8,186
                                                    ======
Net Asset Value, Offering Price and
   Redemption Price Per Share                        $9.89
                                                    ======
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997


INTERNATIONAL EQUITY FUND
-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
FOREIGN COMMON STOCKS (92.0%)
ARGENTINA (1.7%)
   YPF Sociedad Anonima, Cl D, ADR      4,300         $132
                                                      ----
AUSTRALIA (2.6%)
   Australian & New Zealand
     Banking Group                      9,600           72
   QBE Insurance                       22,000          133
                                                      ----
                                                       205
                                                      ----
AUSTRIA (0.9%)
   VAE                                    700           69
                                                      ----
BRAZIL (1.7%)
   Telebras ADR*                          900          137
                                                      ----
CANADA (3.2%)
   Bombardier, Cl B                     3,300           75
   CAE                                  8,115           65
   Suncor                               4,000          107
                                                      ----
                                                       247
                                                      ----
CZECH REPUBLIC (0.7%)
   SPT Telecom*                           500           53
                                                      ----
DENMARK (0.7%)
   Sophus Berendsen, Cl B                 400           58
                                                      ----
FINLAND (5.6%)
   Cultor, Series 2                     2,000          105
   Finnlines                            1,400           43
   Metra, Cl B                          1,700           51
   Nokia ADR                            1,800          133
   UPM-Kymmene                          4,500          104
                                                      ----
                                                       436
                                                      ----
FRANCE (7.6%)
   Accor                                  720          108
   Christian Dior                         620          102
   Credit Local de France                 700           68
   Lafarge                              1,200           75
   SGS -Thomson Microelectronics*       1,000           80
   Technip                              1,400          162
                                                      ----
                                                       595
                                                      ----

-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
GERMANY (3.5%)
   Siemens                                900         $ 54
   Veba                                 1,200           68
   Volkswagen                             200          152
                                                      ----
                                                       274
                                                      ----
GREECE (2.2%)
   Greek Telecom                        7,260          170
   Greek Telecom Rights*                  185           --
                                                      ----
                                                       170
                                                      ----
HONG KONG (1.2%)
   HSBC Holdings                        3,235           97
                                                      ----
INDONESIA (1.6%)
   Modern Photo Film, F                24,000           85
   United Tractors, F                  10,000           37
                                                      ----
                                                       122
                                                      ----
ISRAEL (3.4%)
   ECI Telecom                          4,200          125
   Technomatrix Technologies Limited*   4,300          140
                                                      ----
                                                       265
                                                      ----
ITALY (3.7%)
   Banca Popolare di Milano             6,300           38
   ENI                                 24,600          139
   Istituto Bancario san
     Paolo di Torino                    4,000           29
   Saipem                              16,500           84
                                                      ----
                                                       290
                                                      ----
JAPAN (7.9%)
   Canon                                3,000           82
   FCC                                  3,000           76
   Fuji Photo Film                      2,000           80
   Honda Motor                          3,000           90
   Sony ADR                             1,200          106
   TDK                                  1,000           73
   Terumo                               6,000          115
                                                      ----
                                                       622
                                                      ----
MALAYSIA (1.0%)
   UMW Holdings                        16,000           75
                                                      ----

================================================================================
                                                                       UNAUDITED



-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
NETHERLANDS (4.9%)
   Akzo                                   500         $ 68
   Hollandsche Beton Groep                411           94
   Ing Groep                            2,639          122
   KPN                                    900           35
   Phillips Electronics                   900           64
                                                      ----
                                                       383
                                                      ----
NEW ZEALAND (0.5%)
   Fletcher Challenge Building         14,000           42
                                                      ----
PANAMA (1.4%)
   Banco Latinamericano de
     Exportaciones                      2,500          108
                                                      ----
PERU (1.8%)
   CPT Telefoncia del Peru              3,600           94
   Credicorp                            2,300           51
                                                      ----
                                                       145
                                                      ----
PORTUGAL (1.1%)
   Portugal Telecom ADR                 2,200           88
                                                      ----
SINGAPORE (1.2%)
   Elec & Eltek International          17,000           95
                                                      ----
SOUTH AFRICA (4.2%)
   De Beers Consolidated Mines ADR      2,200           81
   First National Bank                 11,800          102
   Gencor                              15,000           69
   Sasol                                6,000           79
                                                      ----
                                                       331
                                                      ----
SPAIN (3.2%)
   Financiera Alba                        800          102
   Telefonica de Espana                 5,200          150
                                                      ----
                                                       252
                                                      ----
SWEDEN (2.6%)
   Castellum AB*                       10,100           76
   Ericsson Telephone, Series B         1,800           71
   Skandia Forsakrings                  1,500           55
                                                      ----
                                                       202
                                                      ----

-------------------------------------------------------------

                                        SHARES    VALUE (000)
-------------------------------------------------------------
SWITZERLAND (5.9%)
   ABB                                     85       $  129
   Nestle                                  75           99
   Novartis, Registered                   150          239
                                                    ------
                                                       467
                                                    ------
TURKEY (0.5%)
   Sabanci                              4,800           43
                                                    ------
UNITED KINGDOM (15.0%)
   Avis Europe*                        38,000           86
   Bank of Ireland                      8,200           90
   Bass                                 8,600          105
   BOC Group                            4,800           84
   Compass Group                        1,600           18
   Granada Group                        4,800           63
   Halma                               11,500           31
   London Forfaiting                   16,200          107
   Morgan Crucible                      9,400           70
   Powerscreen International            5,000           55
   Reckit & Colman                      8,200          122
   Reuters Holdings                     7,000           74
   Select Appointments                  9,400           73
   SmithKline Beecham                   1,300          119
   Vodafone Group                      17,200           84
                                                    ------
                                                     1,181
                                                    ------
UNITED STATES (0.5%)
   Rhone-Poulenc Rorer                    400           36
                                                    ------
Total Foreign Common Stocks
     (Cost $6,439)                                   7,220
                                                    ------
Total Investments (92.0% of Net Assets)
   (Cost $6,439)                                    $7,220
                                                    ======

ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
F -- FOREIGN REGISTRY SHARES
* NON-INCOME PRODUCING SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS JUNE 30, 1997                         UNAUDITED


                                                                   -------------
                                                                   INTERNATIONAL
                                                                      EQUITY
                                                                       FUND
                                                                   -------------
Assets:
   Investments at Market Value (Cost $6,439) ........................ $7,220
   Cash and Foreign Currency ........................................    739
   Receivables for Investment Securities Sold .......................     45
   Receivables for Portfolio Shares Sold ............................     21
   Other Assets .....................................................     30
                                                                      ------
   Total Assets .....................................................  8,055
                                                                      ------
Liabilities:
   Payables for Investment Securities Purchased .....................    189
   Accrued Expenses .................................................     16
                                                                      ------
   Total Liabilities ................................................    205
                                                                      ------
Net Assets:
   Portfolio Shares (Unlimited Authorization -- No Par Value)
     Based on 659,471 Outstanding Shares of Beneficial Interest .....  7,068
   Undistributed Net Investment Income ..............................     34
   Accumulated Net Realized Loss on Investments .....................    (29)
   Accumulated Net Realized Loss on Foreign Currency Transactions ...     (4)
   Net Unrealized Appreciation on Investments .......................    781
                                                                      ------
   Total Net Assets ................................................. $7,850
                                                                      ======
Net Asset Value, Offering and Redemption Price Per Share ............ $11.90
                                                                      ======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS FOR THE SIX MONTH PERIOD
ENDED JUNE 30, 1997                                                    UNAUDITED


                                                                     VALUE
                                                                    INCOME       MID-CAP    CAPITAL   INVESTMENT INTERNATIONAL
                                                                     STOCK       EQUITY      GROWTH      GRADE      EQUITY
                                                                     FUND         FUND        FUND     BOND FUND     FUND
                                                                   ----------   --------    --------  ----------  ------------
Investment Income:
   Interest Income ..............................................   $   75       $   45      $  234      $278        $ 13
   Dividend Income ..............................................      615           61         100        --          64
   Less: Foreign Taxes Withheld .................................       --           --          --        --          (8)
                                                                    ------       ------      ------      ----        ----
       Total Investment Income ..................................      690          106         334       278          69
                                                                    ------       ------      ------      ----        ----
Expenses:
   Investment Advisory Fees .....................................      167           94         199        31          27
   Less: Investment Advisory Fees Waived ........................      (64)         (63)        (81)      (31)        (27)
   Less: Reimbursement from Advisor .............................       --           --          --       (21)        (33)
   Administrator Fees ...........................................       31           31          31        31          37
   Custody Fees .................................................       16            8          13         6           6
   Transfer Agent Fees ..........................................       13            9           8         5           9
   Professional Fees ............................................       14            6          11         3           2
   Trustee Fees .................................................        4            2           3         2          --
   Registration Fees ............................................        4            1           4        --           2
   Printing Expenses ............................................        6            3           5         3           1
   Pricing Fees .................................................        1            1           1        --           9
   Insurance and Other Fees .....................................        6            1           4         1           1
   Amortization of Deferred Organization Costs ..................        1            1           1         1           1
                                                                    ------       ------      ------      ----        ----
       Total Expenses ...........................................      199           94         199        31          35
                                                                    ------       ------      ------      ----        ----
         Net Investment Income ..................................      491           12         135       247          34
                                                                    ------       ------      ------      ----        ----
   Net Realized Gain (Loss) on Securities Sold ..................    2,589          645       3,311       (34)        (29)
   Net Realized Loss on Foreign Currency Transactions                   --           --          --        --          (5)
   Net Unrealized Appreciation on Investments ...................    3,406          738       3,734        20         767
                                                                    ------       ------      ------      ----        ----
         Net Realized and Unrealized Gain (Loss) on
           Investments and Foreign Currency .....................    5,995        1,383       7,045       (14)        733
                                                                    ------       ------      ------      ----        ----
Increase in Net Assets from Operations ..........................   $6,486       $1,395      $7,180      $233        $767
                                                                    ======       ======      ======      ====        ====

Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS                                       UNAUDITED


                                                                 VALUE INCOME STOCK
                                                                        FUND           MID-CAP EQUITY FUND    CAPITAL GROWTH FUND
                                                                -------------------- ----------------------  --------------------
                                                                 01/01/97- 01/01/96-  01/01/97-  01/01/96-    01/01/97- 01/01/96-
                                                                 06/30/97  12/31/96   06/30/97   12/31/96     06/30/97  12/31/96
                                                                ---------  --------- ----------  ----------  ---------  ---------
Investment Activities:
   Net Investment Income .......................................  $   491  $   361    $    12     $    47      $   135   $   139
   Net Realized Gain (Loss) on Investments and Foreign
     Currency Transactions .....................................    2,589    1,122        645         702        3,311     1,357
   Net Unrealized Appreciation (Depreciation) on Investments ...    3,406    1,133        738         637        3,734     1,199
                                                                  -------  -------    -------     -------      -------   -------
Increase in Net Assets Resulting from Operations ...............    6,486    2,616      1,395       1,386        7,180     2,695
                                                                  -------  -------    -------     -------      -------   -------
Distributions to Shareholders:

   Net Investment Income .......................................     (499)    (355)       (13)        (47)        (138)     (138)
   Capital Gains                                                       --       --         --          --           --        --
                                                                  -------  -------    -------     -------      -------   -------
       Total Distributions .....................................     (499)    (355)       (13)        (47)        (138)     (138)
                                                                  -------  -------    -------     -------      -------   -------
Capital Transactions:
   Proceeds from Shares Issued .................................   17,682   24,660      4,210       9,578       14,109    18,759
   Reinvestment of Cash Distributions ..........................      232      355         10          47           61       139
   Cost of Shares Repurchased ..................................   (1,196)     (75)    (1,500)        (79)      (1,260)      (44)
                                                                  -------  -------    -------     -------      -------   -------
   Increase in Net Assets from Capital Transactions ............   16,718   24,940      2,720       9,546       12,910    18,854
                                                                  -------  -------    -------     -------      -------   -------
       Total Increase in Net Assets ............................   22,705   27,201      4,102      10,885       19,952    21,411
                                                                  -------  -------    -------     -------      -------   -------
Net Assets:
   Beginning of Period .........................................   31,216    4,015     14,294       3,409       25,189     3,778
                                                                  -------  -------    -------     -------      -------   -------
   End of Period ...............................................  $53,921  $31,216    $18,396     $14,294      $45,141   $25,189
                                                                  =======  =======    =======     =======      =======   =======

Shares Issued and Redeemed:
   Shares Issued ...............................................    1,343    2,116        349         877          994     1,567
   Shares Issued in Lieu of Cash Distributions .................       18       30          1           4            5        11
   Shares Redeemed .............................................      (85)      (6)      (120)         (7)         (82)       (4)
                                                                  -------  -------    -------     -------      -------   -------
     Net Share Transactions ....................................    1,276    2,140        230         874          917     1,574
                                                                  =======  =======    =======     =======      =======   =======



                                                                 INVESTMENT GRADE BOND             INTERNATIONAL
                                                                         FUND                       EQUITY FUND
                                                                ------------------------      ------------------------
                                                                 01/01/97-     01/01/96-        01/01/97-   11/07/96*-
                                                                 06/30/97      12/31/96         06/30/97    12/31/96
                                                                -----------  -----------      ------------  ----------
Investment Activities:
   Net Investment Income ....................................... $   247       $   325           $    34      $    1
   Net Realized Gain (Loss) on Investments and Foreign
     Currency Transactions .....................................     (34)          (40)              (34)          1
   Net Unrealized Appreciation (Depreciation) on Investments ...      20           (34)              767          14
                                                                 -------       -------           -------      ------
Increase in Net Assets Resulting from Operations ...............     233           251               767          16
                                                                 -------       -------           -------      ------
Distributions to Shareholders:

   Net Investment Income .......................................    (247)         (325)               --          (1)
   Capital Gains                                                      --            --                --          --
                                                                 -------       -------           -------      ------
       Total Distributions .....................................    (247)         (325)               --          (1)
                                                                 -------       -------           -------      ------
Capital Transactions:
   Proceeds from Shares Issued .................................   1,656         5,002             6,344         979
   Reinvestment of Cash Distributions ..........................     206           325                --           1
   Cost of Shares Repurchased ..................................  (1,701)         (329)             (256)         --
                                                                 -------       -------           -------      ------
   Increase in Net Assets from Capital Transactions ............     161         4,998             6,088         980
                                                                 -------       -------           -------      ------
       Total Increase in Net Assets ............................     147         4,924             6,855         995
                                                                 -------       -------           -------      ------
Net Assets:
   Beginning of Period .........................................   8,039         3,115               995          --
                                                                 -------       -------           -------      ------
   End of Period ............................................... $ 8,186       $ 8,039           $ 7,850      $  995
                                                                 =======       =======           =======      ======

Shares Issued and Redeemed:
   Shares Issued ...............................................     168           506               584          98
   Shares Issued in Lieu of Cash Distributions .................      21            33                --          --
   Shares Redeemed .............................................    (172)          (33)              (22)         --
                                                                 -------       -------           -------      ------
     Net Share Transactions ....................................      17           506               562          98
                                                                 =======       =======           =======      ======


*Commencement of Operations
Amounts designated as "--" are either $0 or have been rounded to $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     16 & 17

FINANCIAL HIGHLIGHTS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS FOR THE PERIODS FROM INCEPTION
THROUGH JUNE 30, 1997                                                  UNAUDITED

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                    NET         NET REALIZED AND
                             NET ASSET VALUE    INVESTMENT  UNREALIZED GAINS (LOSSES)  DISTRIBUTIONS FROM      DISTRIBUTIONS FROM
                           BEGINNING OF PERIOD    INCOME         ON INVESTMENTS       NET INVESTMENT INCOME  REALIZED CAPITAL GAINS
                           -------------------  ----------  ------------------------- ---------------------  ----------------------

VALUE INCOME STOCK FUND
           1997**                $12.41            $0.14            $1.81                   $(0.14)                  $ --
           1996                   10.67             0.23             1.74                    (0.23)                    --
           1995 (1)               10.00             0.06             0.67                    (0.06)                    --

MID-CAP EQUITY FUND (A)
           1997**                $11.86            $0.01            $0.96                   $(0.01)                  $ --
           1996                   10.27             0.06             1.59                    (0.06)                    --
           1995 (1)               10.00             0.05             0.27                    (0.05)                    --

CAPITAL GROWTH FUND
           1997**                $13.06            $0.05            $2.80                   $(0.05)                  $ --
           1996                   10.66             0.12             2.40                    (0.12)                    --
           1995 (1)               10.00             0.04             0.66                    (0.04)                    --

INVESTMENT GRADE BOND FUND
           1997**                $ 9.92            $0.29           $(0.03)                  $(0.29)                  $ --
           1996                   10.25             0.54            (0.33)                   (0.54)                    --
           1995 (1)               10.00             0.13             0.25                    (0.13)                    --

INTERNATIONAL EQUITY FUND
           1997**                $10.16            $0.05            $1.69                   $   --                   $ --
           1996 (2)               10.00             0.01             0.16                    (0.01)                    --






                                                                                                                 RATIO OF
                                                                                           RATIO OF             EXPENSES TO
                              NET ASSET            NET ASSETS        RATIO OF           NET INVESTMENT      AVERAGE NET ASSETS
                              VALUE END    TOTAL     END OF        EXPENSES TO            INCOME TO         (EXCLUDING WAIVERS
                              OF PERIOD   RETURN  PERIOD (000)  AVERAGE NET ASSETS    AVERAGE NET ASSETS    AND REIMBURSEMENTS)
                              ---------   ------  ------------  ------------------    ------------------    -------------------

VALUE INCOME STOCK FUND
           1997**              $14.22      15.81%   $53,921            0.95%                 2.35%                 1.25%
           1996                 12.41      18.64     31,216            0.95                  2.45                  1.95
           1995 (1)             10.67       7.31*     4,015            0.95                  2.98                  5.72

MID-CAP EQUITY FUND (A)
           1997**              $12.82       8.18%   $18,396            1.15%                 0.14%                 1.92%
           1996                 11.86      16.05     14,294            1.15                  0.58                  2.79
           1995 (1)             10.27       3.19*     3,409            1.15                  2.22                  6.34

CAPITAL GROWTH FUND
           1997**              $15.86      21.87%   $45,141            1.15%                 0.78%                 1.62%
           1996                 13.06      23.75     25,189            1.15                  1.15                  2.43
           1995 (1)             10.66       6.96*     3,778            1.15                  1.69                  6.18

INVESTMENT GRADE BOND FUND
           1997**              $ 9.89       2.64%   $ 8,186            0.75%                 5.88%                 2.00%
           1996                  9.92       2.29      8,039            0.75                  5.54                  2.78
           1995 (1)             10.25       3.68*     3,115            0.75                  5.04                  6.05

INTERNATIONAL EQUITY FUND
           1997**              $11.90      17.13%    $7,850            1.60%                 1.62%                 4.41%
           1996 (2)             10.16       1.70*       995            1.60                  1.83                 31.39


                                  RATIO OF
                               NET INVESTMENT
                              INCOME (LOSS) TO
                             AVERAGE NET ASSETS    PORTFOLIO     AVERAGE
                             (EXCLUDING WAIVERS    TURNOVER     COMMISSION
                             AND REIMBURSEMENTS)     RATE         RATE(3)
                             ------------------    ---------    ----------

VALUE INCOME STOCK FUND
           1997**                   2.05%           47.87%       $0.059
           1996                     1.45            79.80         0.054
           1995 (1)                (1.79)            7.17          n/a

MID-CAP EQUITY FUND (A)
           1997**                   (.63)%          74.61%       $0.055
           1996                    (1.06)          139.60         0.053
           1995 (1)                (2.97)           13.29          n/a

CAPITAL GROWTH FUND
           1997**                   0.31%           94.94%       $0.051
           1996                    (0.13)          148.48         0.053
           1995 (1)                (3.34)            8.05          n/a

INVESTMENT GRADE BOND FUND
           1997**                   4.63%          162.45%         n/a
           1996                     3.51           303.30          n/a
           1995 (1)                (0.26)          108.55          n/a

INTERNATIONAL EQUITY FUND
           1997**                  (1.19)%          38.55%       $0.033
           1996 (2)               (27.96)              --         0.062

(1) Commenced operations on October 2, 1995. All ratios for the period have been annualized.
(2) Commenced operations  on November 7, 1996. All ratios for the period have been annualized.
(3) Average commission rate paid per share for security purchases and sales during the period.
    Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
 *  Returns are for the period indicated and have not been annualized.
**  For the six-month period ended June 30, 1997. All ratios for the period except total return have been annualized.
(A) During the fiscal year ended December 31, 1996, the Aggressive Growth Fund changed its name to the
    Mid-Cap Equity Fund.
Amounts designated as "--" are either zero or rounded to zero.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                     18 & 19

NOTES TO FINANCIAL STATEMENTS
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997

1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with five funds: the Value Income Stock Fund, the Mid-Cap Equity Fund, the Capital Growth Fund, the International Equity Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective policies and strategies.


2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price if readily available for such equity securities on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities held by the Investment Grade Bond and the Equity Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the respective

================================================================================
                                                                       UNAUDITED

     class of the Fund. The offering price per share for the shares of the Investment Grade Bond and Equity Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

        (II) purchases and sales of investment securities, income, and expenses at the relevent rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Value Income Stock Fund, the Mid-Cap Equity Fund and the Capital Growth Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.


3. Administration and Distribution Agreements

The Trust and SEI Fund Resources (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI Classic Funds) of: .10% up to $1 billion, .07% on the next $4 billion, .05% on the next $3 billion, .045% on the next $2 billion, and .04% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 18, 1995 under which Federated Services Company provides transfer agency services to the Trust.


The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

NOTES TO FINANCIAL STATEMENTS (Concluded)
================================================================================
STI CLASSIC VARIABLE TRUST FUNDS  JUNE 30, 1997


4. Investment Advisory Agreement


Investment advisory services are provided to the Trust by STI Capital Management, N.A. ("STI Capital"). Under the terms of the investment advisory agreements, STI Capital is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of .74%, 1.15%, .80%, 1.15% and 1.25% of the average daily net assets of the Investment Grade Bond Fund, Capital Growth Fund, Value Income Stock Fund, Mid-Cap Equity Fund and International Equity Fund, respectively. STI Capital has voluntarily agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

Organizational costs have been capitalized by the Trust and are being amortized on a straight line basis over a maximum of sixty months. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the period ended June 30, 1997 were as follows:

                                                  U.S. GOVT.  U.S. GOVT.
                              PURCHASES  SALES    PURCHASES     SALES
                                (000)    (000)      (000)       (000)
                              --------- --------  ---------   ---------
Value Income Stock Fund ...... $31,595  $18,897   $   --      $   --
Mid-Cap Equity Fund ..........  13,677   11,176       --          --
Capital Growth Fund ..........  41,830   30,049       --          --
Investment Grade
   Bond Fund .................   5,445    3,923    7,570       8,984
International Equity Fund ....   7,256    1,498       --          --

At June 30, 1997, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at June 30, 1997 was as follows:

                               APPRECIATED  DEPRECIATED   NET UNREALIZED
                               SECURITIES   SECURITIES     APPRECIATION
                                 (000)         (000)          (000)
                               -----------  -----------   --------------
Value Income Stock Fund ......   $5,343       $(607)         $4,736
Mid-Cap Equity Fund ..........    2,133        (692)          1,441
Capital Growth Fund ..........    5,725        (596)          5,129
Investment Grade Bond Fund ...       74         (18)             56
International Equity Fund ....      845         (64)            781


At December 31, 1996 the following Fund had a capital loss carryforward:

                                      AMOUNT    EXPIRES
                                      ------    -------
Investment Grade Bond Fund            $2,212      2004

================================================================================
                                                                       UNAUDITED



7. Concentration of Credit Risk:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S & P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

Investment Advisor:

STI Capital Management, N.A.



STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust
Fund will achieve its investment objective. The
STI Classic Variable Trust Funds are advised by an affiliate of SunTrust Banks, Inc.


Distributor:
SEI Investments Distribution Co.


This  information  must be preceded or
accompanied by a current prospectus for each Fund described.